Debt - Fiat Chrysler Finance US Inc (Details)	12 Months Ended
Dec. 31, 2019
Fiat Chrysler Finance US Inc
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%